CAPITAL MANAGEMENT (Schedule of Classification of Each Class of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Loans and receivables at amortised cost
Cash and cash equivalents	$ 5,317	$ 3,691
Liabilities at amortised cost
Convertible loan note	14,964	14,542
Exchangeable note	(210)	(210)
Fair value through profit and loss (FVPL)
Derivative asset – prepayment option	193	178
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	12,658	10,698
Cash and cash equivalents	5,317	3,691
Finance lease receivable	43	155
Loans and receivables at amortised cost	18,018	14,544
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible loan note	0	0
Exchangeable note	0	0
Lease liabilities	(12,352)	(12,566)
Trade and other payables (excluding deferred income)	(23,061)	(12,752)
Provisions	(50)	(50)
Liabilities at amortised cost	(35,463)	(25,368)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	0	0
Derivative asset – prepayment option	0	0
Fair value through profit and loss (FVPL)	0	0
Financial assets/liabilities	(17,445)	(10,824)
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Finance lease receivable	0	0
Loans and receivables at amortised cost	0	0
Liabilities at amortised cost
Senior secured term loan	(65,809)	(40,109)
Convertible loan note	(14,964)	(14,542)
Exchangeable note	(210)	(210)
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Liabilities at amortised cost	(80,983)	(54,861)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	(1,444)	(526)
Derivative asset – prepayment option	193	178
Fair value through profit and loss (FVPL)	(1,251)	(348)
Financial assets/liabilities	(82,234)	(55,209)
Total carrying amount [Member]
Loans and receivables at amortised cost
Trade receivables	12,658	10,698
Cash and cash equivalents	5,317	3,691
Finance lease receivable	43	155
Loans and receivables at amortised cost	18,018	14,544
Liabilities at amortised cost
Senior secured term loan	(65,809)	(40,109)
Convertible loan note	(14,964)	(14,542)
Exchangeable note	(210)	(210)
Lease liabilities	(12,352)	(12,566)
Trade and other payables (excluding deferred income)	(23,061)	(12,752)
Provisions	(50)	(50)
Liabilities at amortised cost	(116,446)	(80,229)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	(1,444)	(526)
Derivative asset – prepayment option	193	178
Fair value through profit and loss (FVPL)	(1,251)	(348)
Financial assets/liabilities	(99,679)	(66,033)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	12,658	10,698
Cash and cash equivalents	5,317	3,691
Finance lease receivable	43	155
Loans and receivables at amortised cost	18,018	14,544
Liabilities at amortised cost
Senior secured term loan	(65,809)	(40,109)
Convertible loan note	(14,964)	(14,542)
Exchangeable note	(210)	(210)
Lease liabilities	(12,352)	(12,566)
Trade and other payables (excluding deferred income)	(23,061)	(12,752)
Provisions	(50)	(50)
Liabilities at amortised cost	(116,446)	(80,229)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	(1,444)	(526)
Derivative asset – prepayment option	193	178
Fair value through profit and loss (FVPL)	(1,251)	(348)
Financial assets/liabilities	$ (99,679)	$ (66,033)